Segment information - Segment revenue to consolidated net income - Additional information (Details) - Operating segments [member] - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Mobile Financial Services, operating segment [member]
Disclosure of operating segments [line items]
Net banking income included in miscellaneous operating income	€ 75
Cost of risk included in miscellaneous operating expenses	€ 32	€ (22)
Mobile Finance Services
Disclosure of operating segments [line items]
Net banking income included in miscellaneous operating income		€ 56